Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares		Dec. 31, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 64,574	$ 83,032	$ 237,014		$ 128,531
Purchases and other direct costs	(77,396)	(99,519)	(166,694)		(110,525)
Inventory write-off	(1,303)	(1,675)	(112)		(172,303)
Employee benefits expenses	(1,154,758)	(1,484,837)	(850,806)		(753,302)
Professional fees	(10,041,639)	(12,911,970)	(621,563)		(235,595)
Depreciation and amortization expenses	(34,345)	(44,162)	(27,899)		(49,359)
Operating lease expenses	(97,699)	(125,625)	(71,094)		(61,806)
Other expenses	(1,819,023)	(2,338,978)	(808,971)		(456,826)
Loss from operations	(13,161,589)	(16,923,734)	(2,310,125)		(1,711,185)
Non-operating income (expense):
Other income (expense), net	(75,348)	(96,886)	102,042		37,459
Other income, net	(69,507)	(89,375)
Interest expense	(70,621)	(90,807)	(159,482)		(119,716)
Total non-operating expense, net	(215,476)	(277,068)	(57,440)		(82,257)
Loss before tax expense	(13,377,065)	(17,200,802)	(2,367,565)		(1,793,442)
Income tax (expense) credit	167	215	3,750		(2,902)
Net loss	(13,376,898)	(17,200,587)	(2,363,815)		(1,796,344)
Other comprehensive loss:
Foreign currency translation, net of income tax	182,413	235,501	22,086		11,523
Total comprehensive loss	(13,194,485)	(16,965,086)	(2,341,729)		(1,784,821)
Net loss attributable to THE GROWHUB LIMITED	(13,376,898)	(17,200,587)	(2,358,206)		(1,773,066)
Net loss attributable to non-controlling interests			(5,609)		(23,278)
Net loss	(13,376,898)	(17,200,587)	(2,363,815)		(1,796,344)
Net comprehensive loss attributable to THE GROWHUB LIMITED	(13,194,485)	(16,965,086)	(2,336,120)		(1,764,336)
Net comprehensive loss attributable to non-controlling interests			(5,609)		(20,485)
Net comprehensive loss	$ (13,194,485)	$ (16,965,086)	$ (2,341,729)		$ (1,784,821)
Net loss per share attributable to ordinary shareholders
Basic | (per share)	$ (0.59)	$ (0.75)	$ (0.11)		$ (0.08)
Diluted | (per share)	$ (0.59)	$ (0.75)	$ (0.11)		$ (0.08)
Weighted average number of ordinary shares used in computing net income per share
Basic	22,834,057	22,834,057	21,549,810	[1]	21,549,810	[1]
Diluted	22,834,057	22,834,057	21,549,810	[1]	21,549,810	[1]

[1]	Retroactively adjusted to reflect the reorganization exercise described in Note 1.